Fair Value Measurements (Details) - Schedule of financial instruments that are measured at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Total	$ 708	$ 46,334
Level 3 [Member]
Financial liabilities:
SAFE 3	325	27,207
Warrant liability 3	383	19,346
Financial assets:
FCA 3		(203)
Reduced principal payment derivative 3		$ (16)